INCOME TAXES (Principal Components of Deferred Income Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current deferred income tax assets
Write-down of inventory value	$ 761	$ 586
Allowance for doubtful accounts	1,060	686
Accrued expenses	1,074	1,055
Accrued bonus	341	423
Deferred revenue-current	77	162
Government subsidies-current	122	24
Warranty	6	51
Valuation allowance	(426)	(600)
Current deferred income tax assets subtotal	3,015	2,387
Non-current deferred income tax assets
Deferred revenue-non-current	52	229
Government subsidies-non-current	461	667
Depreciation and amortization	(33)	(14)
Intangible assets impairment	46	25
Tax loss carry-forward deferred tax assets	8,860	5,997
Valuation allowance	(8,950)	(6,119)
Non-current deferred income tax assets subtotal	436	785
Current deferred income tax liabilities
Accrued withholding tax	(5,334)	(3,727)
Current deferred income tax liabilities subtotal	(5,334)	(3,727)
Non-current deferred income tax liabilities
Acquired intangible assets	(87)	(110)
Non-current deferred income tax liabilities subtotal	$ (87)	$ (110)